Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares	Treasury shares at cost	Additional paid in capital	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total
Beginning Balance at Dec. 31, 2021	$ 133		$ 875,367	$ 571	$ 43,482	$ 919,553
Beginning Balance (in Shares) at Dec. 31, 2021	49,619,782
Exercise of options and vesting of restricted stock units	$ 1		829			830
Exercise of options and vesting of restricted stock units (in Shares)	333,833
Share-based compensation			22,999			22,999
Warrants to customers			22,500			22,500
Other comprehensive income (loss)				(17,995)		(17,995)
Net income (loss)					(79,065)	(79,065)
Ending Balance at Dec. 31, 2022	$ 134		921,695	(17,424)	(35,583)	868,822
Ending Balance (in Shares) at Dec. 31, 2022	49,953,615
Exercise of options and vesting of restricted stock units			321			321
Exercise of options and vesting of restricted stock units (in Shares)	418,069
Share-based compensation			22,589			22,589
Warrants to customers			13,842			13,842
Purchase of treasury shares		(55,770)				(55,770)
Purchase of treasury shares (in Shares)	(2,652,051)
Other comprehensive income (loss)				10,214		10,214
Net income (loss)					(64,351)	(64,351)
Ending Balance at Dec. 31, 2023	$ 134	(55,770)	958,447	(7,210)	(99,934)	$ 795,667
Ending Balance (in Shares) at Dec. 31, 2023	47,719,633					47,719,633
Exercise of options and vesting of restricted stock units			716			$ 716
Exercise of options and vesting of restricted stock units (in Shares)	664,654
Share-based compensation			21,756			21,756
Warrants to customers			3,273			3,273
Purchase of treasury shares		(65,921)	(18,134)			(84,055)
Purchase of treasury shares (in Shares)	(2,332,826)
Other comprehensive income (loss)				6,342		6,342
Net income (loss)					(16,800)	(16,800)
Ending Balance at Dec. 31, 2024	$ 134	$ (121,691)	$ 966,058	$ (868)	$ (116,734)	$ 726,899
Ending Balance (in Shares) at Dec. 31, 2024	46,051,461					46,051,461